Subsequent Event	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Event
26. SUBSEQUENT EVENT
NORMAL COURSE ISSUER BID
Subsequent to December 31, 2025, we purchased 3,510,743 Common Shares for cancellation and 191,858
Common Shares to satisfy stock-based compensation awards each under our existing normal course issuer bid for cash consideration of $214 million.